UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Fund

(Formerly known as EP Emerging Markets Small Companies Fund)

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

ANNUAL REPORT

October 31, 2022

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	6
Schedules of Investments	16
Statements of Assets and Liabilities	38
Statements of Operations	42
Statements of Changes in Net Assets	44
Financial Highlights	49
Notes to Financial Statements	59
Report of Independent Registered Public Accounting Firm	78
Supplemental Information	79
Expense Examples	83

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

2022 Annual Report

Euro Pacific Asset Management, LLC	December 19, 2022

Dear Shareholder,

We are pleased to present the Annual Report for the EuroPac International Value Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac Gold Fund and EP Emerging Markets Fund with respect to the period November 1, 2021 through October 31, 2022.

Strategically, our portfolios seek to outperform in a weak US Dollar environment. Tactically, our positioning is guided by our Key Themes. As discussed in our “2022 Update & Outlook” (1/24/22), we entered 2022 expecting US Dollar strength (Key Theme #1 “Year of Rebalance”) and positioned our core equity funds accordingly. As a result, despite the US Dollar reaching a 20-yr high, the EuroPac International Value Fund, EuroPac International Dividend Income Fund and EuroPac Bond Fund each handily outperformed their relative benchmarks in the most recent fiscal year.

Even if the US Dollar were to remain elevated in the first part of 2023, we believe material upside and strength will be limited. Regardless, our long-term (strategic) view remains intact. We believe the U.S. has begun a new multi-year leveraging phase, and trends that dominated the past decade are set to reverse. In coming years, we expect elevated inflation, a weaker US Dollar, rising commodities & outperformance of Foreign (vs US), Emerging Markets (vs Developed Markets) & Value (vs Growth).

The Euro Pacific family of funds are all international products designed to provide our U.S. investors maximum diversification and overall risk-adjusted returns, by investing outside of the U.S. Dollar. After facing the challenge of a strong U.S. Dollar over the past few years, we believe this trend has reversed and has shifted into our favor. We remain focused on providing our shareholders the advantage of the distinct diversification that the Euro Pacific Funds offer.

Euro Pacific Asset Management, LLC

Overview of the Results of the Funds

EuroPac International Value Fund

The EuroPac International Value Fund attempts to generate income and capital appreciation over a long-term investment horizon by selectively choosing undervalued foreign companies, primarily located within Europe and the Pacific Rim, and with minimal exposure to the US Dollar. The EuroPac International Value Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries to invest and a bottom-up approach to select high-quality, undervalued companies. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2022, the International Value Fund A-share returned -6.77% without the maximum sales load, and -10.97% with the maximum sales load while the I-share returned -6.38%, which compares favorably to the Morgan Stanley Capital International All Country World Ex USA Value Index return of -18.13%.  The Fund outperformed due to its higher exposure to energy stocks as well as superior security selection overall. The war between Russia and Ukraine, and the resulting supply constraints, sent oil and gas commodity-producing company shares much higher.

EuroPac International Bond Fund

The EuroPac International Bond Fund attempts to provide income over a long-term investment horizon by selectively choosing foreign bonds of issuers in Europe, and the Pacific Rim with exposure to a balanced basket of currencies that the Fund believes have the greatest potential for long-term appreciation versus the US Dollar. The EuroPac International Bond Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries and currencies to invest and a bottom-up approach to select undervalued government and corporate bonds.

In fiscal year 2022, the International Bond Fund A-share returned -12.19% without the maximum sales load, and -16.10% with the maximum sales load, while the I-share returned -12.01%, which compares favorably to the JP Morgan Government Bond Index Global ex-US Unhedged Index at -27.80%. The fund outperformed its benchmark as the Euro weakened from the ongoing energy conflict and threat of recession, and the Yen collapsed due a policy to maintain a cap on 10-year yields at 0.25%. The Fund is underweight Euros and Yen. Local currency EM bonds, of which the Fund is overweight, attributed to the outperformance as they generally displayed higher yields in an environment where real rates in Developed Markets remained negative. Going forward, as EM economies have lagged in the recovery, select currencies should strengthen as higher growth rates and significantly higher interest rates continue to attract capital.

EuroPac International Dividend Income Fund

The EuroPac International Dividend Income Fund attempts to maximize expected dividend income outside of the United States, using a top-down analysis to select the best currencies and sectors, and a bottom-up analysis to select the securities with the most potential to pay out high and sustainable dividends that grow. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2022, the EuroPac International Dividend Income Fund A-share returned -5.04% without the maximum sales load, and -9.33% with the maximum sales load while the I-share returned -4.79%, which compares very favorably to the S&P International Dividend Opportunities Index at -20.15%. The Fund outperformed due to its higher exposure to energy stocks as well as superior security selection overall. The war between Russia and Ukraine, and the resulting supply constraints, sent oil and gas commodity-producing company shares much higher.

Euro Pacific Asset Management, LLC

EP Emerging Markets Fund

The EP Emerging Markets Fund seeks to invest primarily in companies that are tied economically to emerging market countries. The manager uses a top-down allocation approach to select what it views as the most fundamentally sound countries to invest and a bottom-up approach to select high-quality, undervalued companies. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2022, the EP Emerging Markets Fund A-share returned -34.57% without the maximum sales load, and -37.51% with the maximum sales load while the I-share returned -34.40%, which compares unfavorably to the Morgan Stanley Capital International Emerging Market Index’s -31.03% return.  Underperformance was mostly driven by unfavorable stock selection and to a lesser extent country and sector allocation.  The strategy’s Chinese and Taiwan shares suffered as China’s COVID-19 lockdowns continued to hamper companies’ performance, and stifle growth. On September 1, 2022 the Fund’s sub-advisor stepped down and Euro Pacific Asset Management’s team became the primary manager to the fund.

EuroPac Gold Fund

The EuroPac Gold Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim. The Fund's sub-advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold or that provide services to the gold industry.

In fiscal year 2022, the EuroPac Gold Fund A-share returned -28.63% without the maximum sales load, and -31.82% with the maximum sales load while the I-share returned -28.51%. The Philadelphia Gold & Silver Index returned -18.70% and the NYSE Arca Gold Miners Index returned -23.51% for the same period.  The Fund underperformed both indices, while most gold stocks were close to their lows at the end of October 31, 2022; the two largest holdings were particularly weak at that date which were Franco-Nevada, and Oceana Gold.  Again, like most gold stocks, they have recovered since then.  In addition, the Fund holds a large number of junior stocks that typically outperform in stronger markets, therefore we are optimistic for improving performance into 2023 and beyond.

We would like to extend our sincere thanks for investing with Euro Pacific Funds. We welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

Jim Nelson, CFA

Portfolio Manager

Euro Pacific Asset Management, LLC

Euro Pacific Asset Management, LLC

The views in this letter were as of December 21, 2022 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund's investment methodology and do not constitute investment advice.

Foreign investments present additional risk due to economic and political factors, government regulations, differences in accounting standards and other factors. In addition, the value of securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar, or in the case of hedging positions that the U.S. dollar will decline relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time due to controls or political developments and may result in reduced returns.

Investments in emerging markets involve even greater risks. The Funds will be more susceptible to the economic, market, political, regulatory, local risks and potential natural disasters of the European and Pacific Rim regions than a fund that is more geographically diversified. The economies of Latin American countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities. Investments closely tied to the Latin American region are generally characterized by high interest, inflation, and unemployment rates and may be more volatile. Small, and mid cap stocks are subject to substantial risks such as market, business, size, volatility, management experience, product diversification, financial resource, competitive strength, liquidity, and unpredictably. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund may be susceptible to government regulation, impacting hard asset sectors (such as the Precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices. To the extent the Funds use futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater then, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value. The Funds may be subject to greater risks than a fund whose portfolio has exposure to a broader range of sectors. Diversification does not assure a profit or protect against loss.

The S&P International Dividend Opportunities Index is designed to serve as a benchmark for global income-seeking investors. The index seeks to track 100 high-yielding common stocks from around the world excluding the U.S. It measures the performance of companies that pay above-average yields in global markets outside the U.S. The index reflects no deduction for fees, expenses or taxes. Clients cannot invest directly in the S&P International Dividend Opportunities Index.

The J.P. Morgan GBI Global ex-US Unhedged Index is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It reflects no deduction for fees, expenses or taxes. Clients cannot invest directly in the J.P. Morgan GBI Global ex-US Unhedged Index.

The MSCI AC World Ex US Value Net Index captures large and mid cap securities exhibiting overall value style characteristics across 22 Developed and 27 Emerging Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Clients cannot invest directly in the MSCI AC World Ex US Value Net Index.

Euro Pacific Asset Management, LLC

The MSCI Emerging Markets Net Index captures large and mid cap representation across 24 Emerging Markets countries. With 1,382 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index reflects no deduction for fees, expenses or taxes. Clients cannot invest directly in the MSCI Emerging Markets Small Cap Net Index

The Philadelphia Gold & Silver Index is a capitalization-weighted index composed of thirty companies involved in the gold or silver mining industry. The NYSE ARCA Gold Miners Index is a pure-play, global index, tracking the performance of the largest publicly-traded companies worldwide which are primarily involved in the mining for gold and silver. The indexes reflect no deduction for fees, expenses or taxes. Clients cannot invest directly in the Philadelphia Gold & Silver Index or the NYSE ARCA Gold Miners Index.

Past performance is not a guarantee of future results. One cannot invest directly in an Index.

Euro Pacific Funds are distributed by IMST Distributors LLC

Euro Pacific Asset Management, LLC

EuroPac International Value Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund) with a similar investment in the MSCI AC World Ex USA Value Index during the periods shown. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI AC World Ex USA Value Index provides a broad measure of stock performance throughout the world, with the exception of U.S. based companies. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2022	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A¹	-6.77%	3.69%	0.32%
Class I²	-6.38%	4.00%	0.59%
After deducting maximum sales charge
Class A¹	-10.97%	2.74%	-0.13%
MSCI AC World Ex USA Value Index	-18.13%	-1.60%	2.21%

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

EuroPac International Value Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited) - Continued

Expense ratio for Class A shares was 1.75% and for Class I shares was 1.50%, which were the amounts stated in the current prospectus dated March 1, 2022.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Bond Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund) with a similar investment in the JP Morgan GBI Global ex-US FX NY Index Unhedged in USD during the periods shown. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The JP Morgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2022	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A¹	-12.19%	-1.27%	-1.94%
Class I²	-12.01%	-1.04%	-1.71%
After deducting maximum sales charge
Class A¹	-16.10%	-2.18%	-2.39%
JP Morgan GBI Global ex-US FX NY Index Unhedged in USD	-27.80%	-5.01%	-3.07%

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

EuroPac International Bond Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited) - Continued

Gross and net expense ratios for Class A shares were 1.45% and 1.15%, respectively, and for Class I shares were 1.20% and 0.90%, respectively, which were the amounts stated in the current prospectus dated March 1, 2022. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.15% and 0.90% of the average daily nets assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Dividend Income Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

The Fund commenced operations on January 10, 2014, after the conversion of a limited liability company account, Spongebob Ventures II LLC, which commenced operations February 28, 2010 (the “Predecessor Account”), into Class I shares of the Fund. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account.

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund) with a similar investment in the S&P International Dividend Opportunities Index during the periods shown. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The S&P International Dividend Opportunities Index serves as a benchmark for global income seeking investors. The index seeks to provide exposure to 100 high yielding common stocks from around the world while meeting diversification, stability and tradability requirements. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2022	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A¹	-5.04%	2.63%	1.52%
Class I²	-4.79%	2.91%	1.78%
After deducting maximum sales charge
Class A¹	-9.33%	1.69%	1.05%
S&P International Dividend Opportunities Index	-20.15%	-1.56%	1.03%

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance table above includes the information for the Predecessor Account prior to January 10, 2014.

EuroPac International Dividend Income Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.52% and 1.50%, respectively, and for Class I shares were 1.27% and 1.25%, respectively, which were the amounts stated in the current prospectus dated March 1, 2022. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 1.50% and 1.25% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EP Emerging Markets Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund) with a similar investment in the Morgan Stanley Capital International (MSCI) Emerging Markets Index and the (MSCI) Emerging Markets Small Cap Index during the periods shown. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of large and mid-cap companies across 24 emerging markets countries. The MSCI Emerging Markets Small Cap Index tracks the performance of small-cap companies from these same emerging markets. The former has been designated as the primary benchmark moving forward. The Advisor believes the MSCI Emerging Markets Index is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s updated investment strategy.

These indices do not reflect expenses, fees or sales charges, which would lower performance. The indices are unmanaged and it are not available for investment.

Average Annual Total Returns as of October 31, 2022	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A¹	-34.57%	-2.50%	1.85%
Class I²	-34.40%	-2.26%	2.11%
After deducting maximum sales charge
Class A¹	-37.51%	-3.39%	1.38%
MSCI Emerging Markets Index	-31.03%	-3.09%	0.79%
MSCI Emerging Markets Small Cap Index	-23.42%	0.54%	3.06%
[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

EP Emerging Markets Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.81% and 1.75%, respectively, and for Class I shares were 1.56% and 1.50%, respectively, which were the amounts stated in the current prospectus dated September 1, 2022. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until September 1, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such wavers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac Gold Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Philadelphia Gold & Silver Index. Results include the reinvestment of all dividends and capital gains.

The Philadelphia Gold & Silver Index is designed to track the performance of a set of companies involved in the gold or silver mining industry. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2022	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	-28.63%	-0.04%	0.64%	07/19/13
Class I²	-28.51%	0.15%	0.74%	11/20/18
After deducting maximum sales charge
Class A¹	-31.82%	-0.96%	0.14%	07/19/13
Philadelphia Gold & Silver Index	-18.70%	6.24%	2.04%	07/19/13

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Expense ratio for Class A shares was 1.40% and for Class I shares was 1.15%, which were the amounts stated in the current prospectus dated March 1, 2022. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report.

EuroPac Gold Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS — 86.2%
	AUSTRALIA — 3.6%
183,000	Newcrest Mining Ltd.	$2,030,862
805,000	Telstra Group Ltd.	2,018,422
		4,049,284
	BELGIUM — 2.1%
100,000	Etablissements Franz Colruyt N.V.	2,410,317

	BRAZIL — 4.3%
750,656	Ambev S.A. - ADR	2,281,994
689,700	Banco Bradesco S.A. - ADR	2,613,963
		4,895,957
	CANADA — 15.0%
70,000	Agnico Eagle Mines Ltd.	3,077,200
49,000	Bank of Nova Scotia	2,368,357
225,800	Barrick Gold Corp.	3,393,774
1,000,000	IAMGOLD Corp. *	1,460,000
509,900	Kinross Gold Corp.	1,850,937
30,000	Nutrien Ltd.	2,535,000
530,000	Yamana Gold, Inc.	2,321,400
		17,006,668
	CHILE — 1.7%
174,402	Cia Cervecerias Unidas S.A. - ADR	1,885,286

	CHINA — 2.3%
100,000	Tencent Holdings Ltd.	2,619,208

	DENMARK — 1.4%
15,000	Novo Nordisk A/S - ADR	1,632,600

	FRANCE — 6.5%
51,100	Societe BIC S.A.	2,933,995
50,000	Sodexo S.A.	4,434,233
		7,368,228
	GERMANY — 7.3%
25,000	adidas A.G.	2,445,400
20,000	BASF S.E.	898,014
56,000	Bayer A.G.	2,945,271
34,000	Mercedes-Benz Group A.G.	1,968,969
		8,257,654

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 2.2%
50,000	Asahi Group Holdings Ltd.	$1,400,182
54,000	Calbee, Inc.	1,084,031
		2,484,213
	NETHERLANDS — 4.1%
22,000	Aalberts N.V.	764,858
140,000	Shell PLC	3,869,750
		4,634,608
	NORWAY — 3.4%
105,000	Equinor A.S.A.	3,841,476

	SINGAPORE — 2.2%
165,000	Singapore Exchange Ltd.	981,421
842,700	Singapore Telecommunications Ltd.	1,488,238
		2,469,659
	SPAIN — 1.2%
382,689	Telefonica S.A.	1,317,987

	SWEDEN — 0.7%
32,000	Alfa Laval A.B.	788,610

	SWITZERLAND — 4.8%
10,000	Kuehne + Nagel International A.G.	2,131,017
40,000	Novartis A.G. - ADR	3,245,200
		5,376,217
	UNITED KINGDOM — 18.5%
121,000	BP PLC - ADR	4,026,880
158,000	British American Tobacco PLC - ADR	6,259,960
55,760	GSK PLC	1,849,559
40,000	Reckitt Benckiser Group PLC	2,651,376
100,000	Unilever PLC - ADR	4,551,000
1,423,470	Vodafone Group PLC	1,659,192
		20,997,967
	UNITED STATES — 4.9%
52,000	Newmont Corp.	2,200,640
36,645	Philip Morris International, Inc.	3,365,843
		5,566,483
	TOTAL COMMON STOCKS
	(Cost $100,672,929)	97,602,422

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2022

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 12.1%
$13,739,324	Federated Hermes Treasury Obligations Fund - Institutional Class, 2.878% [1]	$13,739,324

	Total Short-Term Investments
	(Cost $13,739,324)	13,739,324

	TOTAL INVESTMENTS — 98.3%
	(Cost $114,412,253)	111,341,746

	Other Assets in Excess of Liabilities — 1.7%	1,916,760
	TOTAL NET ASSETS — 100.0%	$113,258,506

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS\

As of October 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	34.0%
Basic Materials	17.5%
Energy	10.4%
Communications	8.0%
Consumer, Cyclical	7.8%
Financial	5.3%
Industrial	3.2%
Total Common Stocks	86.2%
Short-Term Investments	12.1%
Total Investments	98.3%
Other Assets in Excess of Liabilities	1.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$825
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	825

Principal Amount[1]
	FIXED INCOME SECURITIES — 90.2%
	ARGENTINA — 1.5%
33,500,000	Argentina Treasury Bond BONCER 1.400%, 3/25/2023	678,517

	AUSTRALIA — 6.6%
2,050,000	Australia Government Bond 1.250%, 5/21/2032	1,051,039
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[2,3]	1,003,052
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	863,161
		2,917,252
	BRAZIL — 2.9%
7,200,000	Brazilian Government International Bond 10.250%, 1/10/2028	1,298,746

	CANADA — 9.8%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,048,974
1,500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	911,940
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,436,130
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	958,723
		4,355,767
	CHILE — 0.8%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	372,638

	COLOMBIA — 3.2%
8,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	1,433,162

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2022

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	DOMINICAN REPUBLIC — 1.5%
37,000,000	Dominican Republic International Bond 9.750%, 6/5/2026	$655,722

	IRELAND — 1.9%
1,000,000	Glencore Capital Finance DAC 0.500%, 9/7/2028[2]	837,442

	LUXEMBOURG — 1.8%
18,000,000	European Investment Bank 6.500%, 7/7/2027	803,018

	MALTA — 1.5%
7,250,000	Gaming Innovation Group PLC 9.979% (Stockholm Interbank Offered Rates 3 Month + 850 basis points), 6/11/2024[2,4,5]	656,632

	MEXICO — 10.5%
25,400,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	1,276,987
	Mexican Bonos
35,000,000	6.750%, 3/9/2023	1,747,350
15,000,000	5.750%, 3/5/2026	667,892
21,000,000	Petroleos Mexicanos 7.190%, 9/12/2024	965,861
		4,658,090
	NEW ZEALAND — 4.2%
1,000,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	743,590
2,000,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	1,133,811
		1,877,401
	NORWAY — 11.4%
5,000,000	Aker A.S.A. 6.275%, 9/27/2027	471,129
	City of Oslo Norway
14,000,000	2.300%, 3/14/2024	1,313,310
5,000,000	1.320%, 2/16/2028	411,530
10,000,000	DNB Bank A.S.A. 4.890% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230 basis points), 5/28/2030[2,5]	959,461

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2022

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
7,100,000	Lime Petroleum A.S. 12.320% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/7/2025[2,4,5]	$676,112
13,000,000	Norway Government Bond 3.000%, 3/14/2024[4]	1,242,278
		5,073,820
	PERU — 2.8%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,217,110

	PHILIPPINES — 4.5%
	Asian Development Bank
75,000,000	6.200%, 10/6/2026	863,686
100,000,000	6.150%, 2/25/2030	1,118,411
		1,982,097
	SINGAPORE — 6.1%
	Housing & Development Board
1,000,000	2.420%, 7/24/2023	696,964
1,000,000	2.320%, 1/24/2028	652,831
2,000,000	Singapore Government Bond 2.125%, 6/1/2026	1,364,651
		2,714,446
	SOUTH KOREA — 2.9%
20,500,000,000	Export-Import Bank of Korea 7.250%, 12/7/2024	1,303,832

	UNITED KINGDOM — 4.7%
1,000,000	BP Capital Markets PLC 3.250% [2,6]	911,463
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	274,720
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[2,3]	878,863
		2,065,046
	UNITED STATES — 11.6%
34,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	2,185,722
75,000,000	International Bank for Reconstruction & Development 6.000%, 1/16/2025	888,835
	International Finance Corp.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2022

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES (Continued)
56,000,000	5.850%, 11/25/2022	$675,944
8,000,000,000	8.000%, 10/9/2023	518,263
20,000,000	7.000%, 7/20/2027	894,665
		5,163,429
	TOTAL FIXED INCOME SECURITIES
	(Cost $47,521,240)	40,064,167
	SHORT-TERM INVESTMENTS — 7.8%
$3,455,858	Federated Hermes Treasury Obligations Fund - Institutional Class, 2.878% [7]	3,455,858
	Total Short-Term Investments
	(Cost $3,455,858)	3,455,858

	TOTAL INVESTMENTS — 98.0%
	(Cost $52,562,328)	43,520,850

	Other Assets in Excess of Liabilities — 2.0%	909,289
	TOTAL NET ASSETS — 100.0%	$44,430,139

PLC – Public Limited Company

*	Non-income producing security.
[1]	Local currency.
[2]	Callable.
[3]	Variable rate security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,438,183, which represents 7.74% of Net Assets.
[5]	Floating rate security.
[6]	Perpetual security. Maturity date is not applicable.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	61.6%
Energy	7.9%
Communications	6.9%
Basic Materials	6.1%
Financial	5.6%
Consumer, Cyclical	1.5%
Industrial	0.6%
Total Fixed Income Securities	90.2%
Short-Term Investments	7.8%
Total Investments	98.0%
Other Assets in Excess of Liabilities	2.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS — 82.8%
	AUSTRALIA — 4.1%
470,000	Evolution Mining Ltd.	$625,304
180,000	Northern Star Resources Ltd.	1,006,269
50,000	Sonic Healthcare Ltd.	1,048,036
630,000	Telstra Group Ltd.	1,579,634
		4,259,243
	BRAZIL — 4.8%
700,000	Ambev S.A. - ADR	2,128,000
387,200	Banco Bradesco S.A. - ADR	1,467,488
150,000	Itau Unibanco Holding S.A. - ADR	873,000
40,000	Vale S.A. - ADR	517,600
		4,986,088
	CANADA — 13.4%
220,000	Alamos Gold, Inc. - Class A	1,735,800
22,000	Bank of Nova Scotia	1,063,344
191,000	Barrick Gold Corp.	2,870,730
10,000	BCE, Inc.	451,042
60,000	Canadian Utilities Ltd. - Class A	1,596,448
220,000	Equinox Gold Corp. *	730,400
500,000	IAMGOLD Corp. *	730,000
15,000	Nutrien Ltd.	1,267,500
50,000	Power Corp. of Canada	1,241,559
526,000	Yamana Gold, Inc.	2,303,880
		13,990,703
	CHILE — 0.9%
89,979	Cia Cervecerias Unidas S.A. - ADR	972,673

	FINLAND — 1.0%
75,000	Fortum Oyj	1,055,811

	FRANCE — 11.1%
40,000	Bouygues S.A.	1,141,615
26,000	Danone S.A.	1,293,448
206,000	Engie S.A.	2,677,857
15,000	Sanofi	1,294,545
32,000	Societe BIC S.A.	1,837,335
40,000	TotalEnergies S.E. - ADR	2,190,800
55,000	Veolia Environnement S.A.	1,227,839
		11,663,439

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 6.2%
19,000	BASF S.E.	$853,113
45,000	Bayer A.G.	2,366,736
130,000	E.ON S.E.	1,088,922
10,000	Henkel A.G. & Co. KGaA	630,299
15,000	Mercedes-Benz Group A.G.	868,663
7,000	SAP S.E.	675,650
		6,483,383
	ITALY — 2.3%
300,000	Enel S.p.A.	1,339,757
85,000	Eni S.p.A.	1,113,341
		2,453,098
	NEW ZEALAND — 0.9%
1,849,000	Kiwi Property Group Ltd.	972,875

	NORWAY — 5.2%
42,794	Aker BP A.S.A.	1,364,146
55,000	Equinor A.S.A. - ADR	1,995,400
150,000	Norsk Hydro A.S.A.	951,982
122,900	Telenor A.S.A.	1,117,144
		5,428,672
	SINGAPORE — 4.1%
50,000	DBS Group Holdings Ltd.	1,207,968
1,200,000	Singapore Telecommunications Ltd.	2,119,243
2,709,861	Starhill Global REIT - REIT	985,856
		4,313,067
	SOUTH KOREA — 0.9%
50,000	SK Telecom Co., Ltd. - ADR	978,000

	SPAIN — 5.9%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	1,029,548
55,000	Endesa S.A.	917,754
102,777	Iberdrola S.A.	1,043,615
85,000	Repsol S.A. *	1,154,585
578,064	Telefonica S.A.	1,990,862
		6,136,364
	SWITZERLAND — 2.0%
20,000	Novartis A.G. - ADR	1,622,600

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
1,500	Roche Holding A.G.	$498,128
		2,120,728
	UNITED KINGDOM — 16.2%
75,000	BP PLC - ADR	2,496,000
111,000	British American Tobacco PLC - ADR	4,397,820
55,000	GSK PLC	1,824,350
300,000	John Wood Group PLC *	481,307
10,000	Reckitt Benckiser Group PLC	662,844
60,000	Shell PLC - ADR	3,337,800
30,000	Unilever PLC - ADR	1,365,300
2,000,000	Vodafone Group PLC	2,331,193
		16,896,614
	UNITED STATES — 3.8%
40,000	Newmont Corp.	1,692,800
25,000	Philip Morris International, Inc.	2,296,250
		3,989,050
	TOTAL COMMON STOCKS
	(Cost $96,785,405)	86,699,808

Principal Amount
	SHORT-TERM INVESTMENTS — 17.5%
$18,282,631	Federated Hermes Treasury Obligations Fund - Institutional Class, 2.878% [1]	18,282,631
	Total Short-Term Investments
	(Cost $18,282,631)	18,282,631

	TOTAL INVESTMENTS — 100.3%
	(Cost $115,068,036)	104,982,439

	Liabilities in Excess of Other Assets — (0.3)%	(349,139)
	TOTAL NET ASSETS — 100.0%	$104,633,300

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	23.2%
Basic Materials	14.6%
Energy	13.5%
Utilities	10.5%
Communications	10.1%
Financial	8.4%
Industrial	1.1%
Consumer, Cyclical	0.8%
Technology	0.6%
Total Common Stocks	82.8%
Short-Term Investments	17.5%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022

Number of Shares			Value
		COMMON STOCKS — 86.6%
		BRAZIL — 7.5%
65,230		Arco Platform Ltd. - Class A *	$739,708
669,800		Boa Vista Servicos S.A.	816,908
93,480		CI&T, Inc. - Class A *	766,536
—	[1]	Inter & Co., Inc.	1
754,890		Locaweb Servicos de Internet S.A. *,2	1,597,318
568,975		Lojas Quero Quero S.A.	665,301
1,397,810		Meliuz S.A. *,2	324,726
			4,910,498
		CHINA — 11.8%
259,965		Amoy Diagnostics Co., Ltd. - Class A	835,766
2,700,000		China Forestry Holdings Co., Ltd. *,3	—
337,385		Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,041,906
652,995		Haitian International Holdings Ltd.	1,307,396
290,764		Hefei Meyer Optoelectronic Technology, Inc. - Class A	946,670
75,000		Tencent Holdings Ltd.	1,970,747
209,733		Yifeng Pharmacy Chain Co., Ltd. - Class A	1,614,193
			7,716,678
		INDIA — 23.3%
60,610		Aavas Financiers Ltd. *	1,480,180
53,145		AIA Engineering Ltd.	1,723,416
1,031,720		City Union Bank Ltd.	2,318,271
86,880		CreditAccess Grameen Ltd. *	1,024,749
639,575		EPL Ltd.	1,188,255
115,305		GMM Pfaudler Ltd.	2,572,343
191,800		Jubilant Foodworks Ltd.	1,414,894
15,200		L&T Technology Services Ltd. [2]	650,306
60,390		Medplus Health Services Ltd. *	432,754
12,550		Metropolis Healthcare Ltd. [2]	256,597
32,060		Mphasis Ltd.	766,464
186,895		Syngene International Ltd. [2]	1,426,017
			15,254,246
		INDONESIA — 2.1%
17,917,365		Ace Hardware Indonesia Tbk P.T.	648,564
3,677,180		Bank BTPN Syariah Tbk P.T.	695,767
			1,344,331
		MALAYSIA — 3.5%
3,297,550		Frontken Corp. Bhd	1,716,288
1,395,750		MR DIY Group M Bhd [2]	596,707
			2,312,995

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 3.4%
315,870	Regional S.A.B. de C.V. - Class A	$2,207,407

	PHILIPPINES — 1.5%
1,987,895	Wilcon Depot, Inc.	1,010,314

	POLAND — 3.1%
30,690	Dino Polska S.A. *,2	2,003,208

	SINGAPORE — 1.3%
697,960	Nanofilm Technologies International Ltd.	858,743

	SOUTH AFRICA — 2.5%
98,330	Clicks Group Ltd.	1,666,152

	SOUTH KOREA — 9.1%
5,940	Chunbo Co., Ltd.	908,539
9,050	Hansol Chemical Co., Ltd.	1,175,431
31,000	Kakao Games Corp. *	857,475
113,345	Koh Young Technology, Inc.	948,116
13,920	LEENO Industrial, Inc.	1,333,642
9,775	Tokai Carbon Korea Co., Ltd.	694,635
		5,917,838
	TAIWAN — 11.8%
40,335	Airtac International Group	923,004
28,264	ASPEED Technology, Inc.	1,465,228
230,915	Chroma ATE, Inc.	1,260,711
33,600	momo.com, Inc.	501,300
17,690	Parade Technologies Ltd.	333,138
33,580	Silergy Corp.	387,234
69,260	Voltronic Power Technology Corp.	2,808,088
		7,678,703
	THAILAND — 2.4%
1,912,380	TOA Paint Thailand PCL	1,585,035

	UNITED KINGDOM — 1.6%
243,230	VTEX - Class A *	1,016,701

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 1.7%
80,600	Freshworks, Inc. - Class A *	$1,095,354
	TOTAL COMMON STOCKS
	(Cost $71,524,604)	56,578,203

Principal Amount
	SHORT-TERM INVESTMENTS — 13.9%
$9,102,933	Federated Hermes Treasury Obligations Fund - Institutional Class, 2.878% [4]	9,102,933
	Total Short-Term Investments
	(Cost $9,102,933)	9,102,933

	TOTAL INVESTMENTS — 100.5%
	(Cost $80,627,537)	65,681,136
	Liabilities in Excess of Other Assets — (0.5)%	(354,981)
	TOTAL NET ASSETS — 100.0%	$65,326,155

PCL – Public Company Limited

*	Non-income producing security.
[1]	Amount represents less than 0.5 shares.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,854,879, which represents 10.49% of Net Assets.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	24.6%
Technology	13.2%
Consumer, Cyclical	12.3%
Financial	11.8%
Consumer, Non-cyclical	9.8%
Basic Materials	8.2%
Communications	6.7%
Total Common Stocks	86.6%
Short-Term Investments	13.9%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS — 99.7%
	DIVERSIFIED EXPLORATION AND MINING — 1.1%
800,000	Carbon Neutral[1,2]	$1,761,597

	GOLD AND PRECIOUS METALS — 0.8%
122,132	Newcrest Mining Ltd.[2]	1,347,361

	GOLD EXPLORATION — 3.3%
2,663,228	Aurion Resources Ltd.*,2	918,759
9,859,848	Besra Gold, Inc.*,2	264,880
577,800	Irving Resources, Inc.*,2	424,105
270,000	Irving Resources, Inc.*,1,2	198,180
533,000	Newcore Gold Ltd.*,2	82,156
816,500	Revival Gold, Inc.*,2	377,565
920,000	Revival Gold, Inc.*,1,2	425,426
4,680,597	Vista Gold Corp.*	2,569,648
8,200	Vista Gold Corp.*,2	4,514
		5,265,233
	GOLD MINING — 36.1%
219,840	Agnico Eagle Mines Ltd.	9,664,166
20,000	AngloGold Ashanti Ltd. - ADR	261,000
2,685,229	B2Gold Corp.	8,243,653
150,000	B2Gold Corp.[2]	458,015
565,392	Barrick Gold Corp.	8,497,842
1,443,099	Equinox Gold Corp.*,2	4,755,956
120,000	Equinox Gold Corp.*	398,400
667,687	Evolution Mining Ltd.[2]	888,313
1,104,000	Gold Fields Ltd. - ADR	8,699,520
2,810,560	i-80 Gold Corp.*,2	4,703,521
200,005	Kinross Gold Corp.	726,018
33,700	Newmont Corp.	1,426,184
6,367,900	OceanaGold Corp.*,2	9,254,582
100,000	OceanaGold Corp.*	146,000
116,743	Polymetal International PLC[2]	275,792
5,000	Polyus PJSC - GDR[1,2]	60,800
20,000	Yamana Gold, Inc.	87,600
		58,547,362
	PRECIOUS METALS DEVELOPMENTAL — 3.2%
3,223,263	Adriatic Metals PLC*,2	4,989,316
80,000	Artemis Gold, Inc.*,2	219,612
		5,208,928

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION — 3.9%
1,611,182	Almadex Minerals Ltd.*,2	$345,912
2,100,000	G2 Goldfields, Inc.*,1,2	816,941
11,331,818	GBM Resources Ltd.*,2	376,906
234,527	Harfang Exploration, Inc.*,2	32,707
78,000	Heliostar Metals Ltd.*,2	15,172
781,300	Kenorland Minerals Ltd.*,2	407,166
1,850,000	Kenorland Minerals Ltd.[1,2]	964,107
5,233,400	Magna Gold Corp.*,2,3	576,196
5,485,900	Midland Exploration, Inc.*,2,3	1,530,125
6,329,204	Mundoro Capital, Inc.*,2,3	836,213
2,490,000	Riverside Resources, Inc.*,2	210,181
12,000,000	Thomson Resources Ltd.*,2	145,836
		6,257,462
	ROYALTY COMPANIES — 40.5%
5,701,800	Elemental Altus Royalties Corp.*,2,3	5,356,947
900,000	Elemental Altus Royalties Corp.*,1,2,3	845,567
1,306,976	EMX Royalty Corp.*	2,313,347
124,000	EMX Royalty Corp.*,1,2	217,528
89,096	Franco-Nevada Corp.	11,010,484
231,500	Lara Exploration Ltd.*,2	125,741
867,001	Maverix Metals, Inc.	2,765,733
1,583,850	Metalla Royalty & Streaming Ltd.*,2	7,277,526
389,437	Metalla Royalty & Streaming Ltd.*	1,787,516
4,416,651	Orogen Royalties, Inc.*,2	1,264,308
750,000	Orogen Royalties, Inc.*,1,2	214,695
640,889	Osisko Gold Royalties Ltd.	6,883,148
323,120	Osisko Gold Royalties Ltd.[2]	3,465,049
91,400	Royal Gold, Inc.	8,679,344
1,199,000	Sandstorm Gold Ltd.	5,935,050
14,450	Sandstorm Gold Ltd.[2]	71,168
3,100,000	Star Royalties Ltd.*,2	841,897
206,300	Vox Royalty Corp.[2]	449,729
162,000	Wheaton Precious Metals Corp.	5,295,780
25,000	Wheaton Precious Metals Corp.[2]	817,858
		65,618,415
	SILVER: EXPLORATION AND MINING — 10.8%
3,300,980	Fortuna Silver Mines, Inc.*	9,176,724
488,500	Pan American Silver Corp.	7,806,230

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	SILVER: EXPLORATION AND MINING (Continued)
100,000	SilverCrest Metals, Inc.*	$502,000
		17,484,954
	TOTAL COMMON STOCKS
	(Cost $170,470,700)	161,491,312

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.0%
	CALL OPTIONS — 0.0%
	Pan American Silver Corp.
200	Exercise Price: $22.00, Notional Amount: $440,000 Expiration Date: January 20, 2023	6,000
200	Exercise Price: $23.00, Notional Amount: $460,000 Expiration Date: January 20, 2023	3,000
200	Exercise Price: $18.00, Notional Amount: $360,000 Expiration Date: January 20, 2023	15,500
300	Exercise Price: $19.00, Notional Amount: $570,000 Expiration Date: January 20, 2023	17,250
126	Exercise Price: $20.00, Notional Amount: $252,000 Expiration Date: January 20, 2023	5,292
	TOTAL CALL OPTIONS
	(Cost $177,976)	47,042
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $177,976)	47,042

Number of Shares
WARRANTS — 0.0%
PRECIOUS METALS EXPLORATION — 0.0%
1,278,181	GBM Resources Ltd. Loyalty Options, Strike Price: 0.075 AUD, Expiration Date: December 1, 2022*,1,2	—
9,090,909	GBM Resources Ltd., Strike Price: 0.096 AUD, Expiration Date: April 1, 2023*,1,2	—
1,250,000	Mundoro Capital, Inc., Strike Price: 0.30 CAD, Expiration Date: March 11, 2023*,1,2	—
6,750,000	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: November 8, 2024*,1,2	—
2,500,000	Thomson Resources Ltd., Strike Price: 0.20 AUD, Expiration Date: March 29, 2024*,1,2	—
—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	WARRANTS (Continued)
	ROYALTY COMPANIES — 0.0%
793,584	Elemental Altus Royalties Corp., Strike Price: 2.53 CAD, Expiration Date: March 2, 2023*,1,2	$—
700,000	Empress Royalty Corp., Strike Price: 0.75 CAD, Expiration Date: April 8, 2023*,1,2	—
62,000	EMX Royalty Corp., Strike Price: 4.00 CAD, Expiration Date: November 10, 2023*,1,2	—
58,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: April 13, 2024*,1,2	—
333,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: May 15, 2023*,1,2	—
		—
	SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Strike Price: 0.40 CAD, Expiration Date: March 18, 2023*,1,2	—
	TOTAL WARRANTS
	(Cost $23,007)	—
	SHORT-TERM INVESTMENTS — 0.5%
872,714	Federated Hermes Treasury Obligations Fund - Institutional Class, 2.88%[4]	872,714
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $872,714)	872,714

	TOTAL INVESTMENTS — 100.2%
	(Cost $171,544,397)	162,411,068
	Liabilities in Excess of Other Assets — (0.2)%	(388,276)
	TOTAL NET ASSETS — 100.0%	$162,022,792

ADR – American Depository Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are Level 3 securities fair valued under procedures established by the Board of Trustees, representing 3.40% of Net Assets. The total value of these securities is $5,504,841.
[2]	Foreign security denominated in U.S. dollars.
[3]	Affiliated company.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Royalty Companies	40.5%
Gold Mining	36.1%
Silver: Exploration and Mining	10.8%
Precious Metals Exploration	3.9%
Gold Exploration	3.3%
Precious Metals Developmental	3.2%
Diversified Exploration and Mining	1.1%
Gold and Precious Metals	0.8%
Total Common Stocks	99.7%
Purchased Options Contracts
Call Options	0.0%
Total Purchased Options Contracts	0.0%
Short-Term Investments	0.5%
Warrants	0.0%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2022

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$114,412,253	$52,562,328	$115,068,036
Investments in affiliated issuers, at cost	-	-	-
Purchased options contracts, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	769,246	-
Investments in unaffiliated issuers, at value	$111,341,746	$43,520,850	$104,982,439
Investments in affiliated issuers, at value	-	-	-
Purchased options contracts, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	767,089	-
Cash held at broker	-	-	-
Receivables:
Investment securities sold	1,431,576	-	1,649,399
Fund shares sold	258,829	13	26,599
Reclaims receivable	277,092	-	292,565
Dividends and interest	156,425	692,267	173,702
Prepaid expenses	11,695	18,484	20,037
Total assets	113,477,363	44,998,703	107,144,741

Liabilities:
Payables:
Investment securities purchased	-	484,577	2,034,666
Fund shares redeemed	19,693	1,104	313,033
Advisory fees	99,616	6,743	73,531
Shareholder servicing fees (Note 7)	13,925	6,667	11,971
Distribution fees (Note 8)	20,050	7,478	18,531
Fund accounting and administration fees	15,182	12,693	12,541
Transfer agent fees and expenses	10,696	8,518	10,617
Custody fees	3,857	6,468	3,408
Auditing fees	16,195	15,914	16,225
Trustees' deferred compensation (Note 3)	7,199	6,911	7,154
Trustees' fees and expenses	5,026	3,490	1,494
Chief Compliance Officer fees	470	888	1,578
Deferred non-U.S. taxes	-	-	-
Accrued other expenses	6,948	7,113	6,692
Total liabilities	218,857	568,564	2,511,441
Net Assets	$113,258,506	$44,430,139	$104,633,300

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2022

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$125,588,935	$56,037,034	$118,840,902
Total distributable earnings (accumulated deficit)	(12,330,429)	(11,606,895)	(14,207,602)
Net Assets	$113,258,506	$44,430,139	$104,633,300

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$100,628,413	$38,149,217	$90,131,714
Shares of beneficial interest issued and outstanding	11,779,156	4,946,098	10,710,746
Redemption price per share	$8.54	$7.71	$8.42
Maximum sales charge (4.50% of offering price)*	0.40	0.36	0.40
Maximum public offering price to public	$8.94	$8.07	$8.82
Class I Shares:
Net assets applicable to shares outstanding	$12,630,093	$6,280,922	$14,501,586
Shares of beneficial interest issued and outstanding	1,474,582	800,829	1,720,537
Offering and redemption price per share	$8.57	$7.84	$8.43

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2022

	EP Emerging Markets Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$80,627,537	$159,233,997
Investments in affiliated issuers, at cost	-	12,109,417
Purchased options contracts, at cost	-	177,976
Warrants, at cost	-	23,007
Foreign currency, at cost	-	300,788
Investments in unaffiliated issuers, at value	$65,681,136	$153,218,978
Investments in affiliated issuers, at value	-	9,145,048
Purchased options contracts, at value	-	47,042
Warrants, at value	-	-
Foreign currency, at value	-	295,124
Cash held at broker	-	47,270
Receivables:
Investment securities sold	210,464	20,961
Fund shares sold	13,365	66,592
Reclaims receivable	866	-
Dividends and interest	24,138	5,714
Prepaid expenses	16,410	1,008
Total assets	65,946,379	162,847,737

Liabilities:
Payables:
Investment securities purchased	-	519,632
Fund shares redeemed	40,016	43,225
Advisory fees	41,833	109,225
Shareholder servicing fees (Note 7)	9,431	20,750
Distribution fees (Note 8)	12,056	31,447
Fund accounting and administration fees	12,790	28,533
Transfer agent fees and expenses	11,044	15,171
Custody fees	24,651	9,518
Auditing fees	16,014	16,145
Trustees' deferred compensation (Note 3)	8,383	8,080
Trustees' fees and expenses	3,185	4,718
Chief Compliance Officer fees	557	1,146
Deferred non-U.S. taxes	435,687	-
Accrued other expenses	4,577	17,355
Total liabilities	620,224	824,945
Net Assets	$65,326,155	$162,022,792

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2022

	EP Emerging Markets Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$84,371,289	$212,638,120
Total distributable earnings (accumulated deficit)	(19,045,134)	(50,615,328)
Net Assets	$65,326,155	$162,022,792

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$60,154,609	$146,736,715
Shares of beneficial interest issued and outstanding	7,132,297	18,993,369
Redemption price per share	$8.43	$7.73
Maximum sales charge (4.50% of offering price)*	0.40	0.36
Maximum public offering price to public	$8.83	$8.09
Class I Shares:
Net assets applicable to shares outstanding	$5,171,546	$15,286,077
Shares of beneficial interest issued and outstanding	594,401	1,966,424
Offering and redemption price per share	$8.70	$7.77

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2022

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $429,458, $0 and $511,640, respectively)	$4,367,387	$-	$5,266,809
Interest income from unaffiliated issuers	133,298	1,945,004	144,445
Total investment income	4,500,685	1,945,004	5,411,254
Expenses:
Advisory fees	1,283,433	283,972	914,026
Shareholder servicing fees (Note 7)	101,464	37,917	91,685
Distribution fees (Note 8)	273,386	105,819	242,233
Fund accounting and administration fees	150,216	96,000	143,032
Transfer agent fees and expenses	67,191	47,702	63,515
Custody fees	24,829	30,506	25,532
Registration fees	42,118	33,847	36,616
Auditing fees	16,000	16,018	16,000
Shareholder reporting fees	11,411	7,102	9,029
Legal fees	9,501	8,147	7,257
Trustees' fees and expenses	9,348	6,896	5,213
Miscellaneous	8,187	5,990	8,258
Chief Compliance Officer fees	6,088	6,189	6,095
Insurance fees	2,951	3,375	3,426
Total expenses	2,006,123	689,480	1,571,917
Advisory fees (waived) recovered	49,806	(157,703)	14,473
Net expenses	2,055,929	531,777	1,586,390
Net investment income (loss)	2,444,756	1,413,227	3,824,864

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	6,075,149	(2,734,377)	3,575,557
Investments in affiliated issuers	-	-	-
Purchased options contracts	-	-	-
Foreign currency transactions	(32,511)	(167,230)	(46,789)
Deferred non-US taxes	-	-	-
Net realized gain (loss)	6,042,638	(2,901,607)	3,528,768
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(17,423,264)	(4,595,350)	(14,233,798)
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Purchased options contracts	-	-	-
Foreign currency translations	(30,806)	1,910	(34,355)
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	(17,454,070)	(4,593,440)	(14,268,153)
Net realized and unrealized gain (loss)	(11,411,432)	(7,495,047)	(10,739,385)

Net Increase (Decrease) in Net Assets from Operations	$(8,966,676)	$(6,081,820)	$(6,914,521)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended October 31, 2022

	EP Emerging Markets Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $107,393 and $343,821, respectively)	$804,536	$2,195,791
Interest income from unaffiliated issuers	62,282	8,967
Total investment income	866,818	2,204,758
Expenses:
Advisory fees	857,921	1,604,670
Shareholder servicing fees (Note 7)	75,653	199,489
Distribution fees (Note 8)	186,868	458,330
Fund accounting and administration fees	136,485	220,134
Transfer agent fees and expenses	65,002	98,514
Custody fees	122,625	40,105
Registration fees	40,617	59,611
Auditing fees	15,819	16,277
Shareholder reporting fees	20,541	22,481
Legal fees	21,883	11,473
Trustees' fees and expenses	9,125	9,595
Miscellaneous	8,279	7,545
Chief Compliance Officer fees	17,301	6,384
Insurance fees	3,217	3,789
Total expenses	1,581,336	2,758,397
Advisory fees (waived) recovered	(202,911)	-
Net expenses	1,378,425	2,758,397
Net investment income (loss)	(511,607)	(553,639)
Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	(437,146)	3,967,610
Investments in affiliated issuers	-	19,720
Purchased options contracts	-	107,155
Foreign currency transactions	(42,532)	(77,952)
Deferred non-US taxes	(410,600)	-
Net realized gain (loss)	(890,278)	4,016,533
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(32,133,605)	(64,427,044)
Investments in affiliated issuers	-	(3,138,148)
Warrants	-	(296,541)
Purchased options contracts	-	(130,934)
Foreign currency translations	(540)	(11,062)
Deferred non-U.S. taxes	346,957	-
Net change in unrealized appreciation/depreciation	(31,787,188)	(68,003,729)
Net realized and unrealized gain (loss)	(32,677,466)	(63,987,196)

Net Increase (Decrease) in Net Assets from Operations	$(33,189,073)	$(64,540,835)

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,444,756	$1,370,516
Net realized gain (loss) investments and foreign currency transactions	6,042,638	1,660,067
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(17,454,070)	12,583,752
Net increase (decrease) in net assets resulting from operations	(8,966,676)	15,614,335

Distributions to Shareholders:
Distributions:
Class A	(1,734,767)	(1,438,651)
Class I	(181,202)	(78,432)
Total	(1,915,969)	(1,517,083)

Capital Transactions:
Net proceeds from shares sold:
Class A	20,055,594	20,615,990
Class I	10,434,286	5,863,869
Reinvestment of distributions:
Class A	1,139,021	928,827
Class I	175,650	73,736
Cost of shares redeemed:
Class A1	(14,301,539)	(11,565,153)
Class I2	(3,731,679)	(952,716)
Net increase (decrease) in net assets from capital transactions	13,771,333	14,964,553

Total increase (decrease) in net assets	2,888,688	29,061,805

Net Assets:
Beginning of period	110,369,818	81,308,013
End of period	$113,258,506	$110,369,818
Capital Share Transactions:
Shares sold:
Class A	2,087,327	2,234,609
Class I	1,099,332	631,710
Shares reinvested:
Class A	125,096	100,396
Class I	19,471	7,931
Shares redeemed:
Class A	(1,535,850)	(1,234,863)
Class I	(395,850)	(103,260)
Net increase (decrease) in capital share transactions	1,399,526	1,636,523

[1]	Net of redemption fees of $6,496 and $3,906, respectively.
[2]	Net of redemption fees of $649 and $260, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,413,227	$1,469,429
Net realized gain (loss) investments and foreign currency transactions	(2,901,607)	(1,670,056)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(4,593,440)	1,122,960
Net increase (decrease) in net assets resulting from operations	(6,081,820)	922,333

Distributions to Shareholders:
Distributions:
Class A	-	(510,519)
Class I	-	(62,153)
Total	-	(572,672)

Capital Transactions:
Net proceeds from shares sold:
Class A	5,211,943	7,664,332
Class I	3,448,591	4,001,279
Reinvestment of distributions:
Class A	-	331,609
Class I	-	62,153
Cost of shares redeemed:
Class A1	(6,771,054)	(7,311,369)
Class I2	(755,835)	(3,959,124)
Net increase (decrease) in net assets from capital transactions	1,133,645	788,880

Total increase (decrease) in net assets	(4,948,175)	1,138,541

Net Assets:
Beginning of period	49,378,314	48,239,773
End of period	$44,430,139	$49,378,314
Capital Share Transactions:
Shares sold:
Class A	618,099	854,471
Class I	416,371	439,790
Shares reinvested:
Class A	-	36,663
Class I	-	6,791
Shares redeemed:
Class A	(815,686)	(814,154)
Class I	(89,344)	(433,442)
Net increase (decrease) in capital share transactions	129,440	90,119

[1]	Net of redemption fees of $1,154 and $2,280, respectively.
[2]	Net of redemption fees of $0 and $90, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,824,864	$1,856,853
Net realized gain (loss) investments and foreign currency transactions	3,528,768	(20,580)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(14,268,153)	13,130,933
Net increase (decrease) in net assets resulting from operations	(6,914,521)	14,967,206

Distributions to Shareholders:
Distributions:
Class A	(2,357,336)	(1,778,959)
Class I	(315,639)	(74,559)
Total	(2,672,975)	(1,853,518)

Capital Transactions:
Net proceeds from shares sold:
Class A	23,850,281	20,467,890
Class I	15,945,807	2,953,829
Reinvestment of distributions:
Class A	1,536,777	1,158,623
Class I	307,834	68,011
Cost of shares redeemed:
Class A1	(17,784,927)	(8,886,255)
Class I2	(4,260,480)	(913,473)
Net increase (decrease) in net assets from capital transactions	19,595,292	14,848,625

Total increase (decrease) in net assets	10,007,796	27,962,313

Net Assets:
Beginning of period	94,625,504	66,663,191
End of period	$104,633,300	$94,625,504
Capital Share Transactions:
Shares sold:
Class A	2,556,909	2,288,838
Class I	1,704,452	327,240
Shares reinvested:
Class A	174,830	129,058
Class I	35,364	7,557
Shares redeemed:
Class A	(1,961,451)	(991,647)
Class I	(490,020)	(102,352)
Net increase (decrease) in capital share transactions	2,020,084	1,658,694

[1]	Net of redemption fees of $8,780 and $5,679, respectively.
[2]	Net of redemption fees of $5,873 and $0, respectively.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(511,607)	$(815,165)
Net realized gain (loss) investments and foreign currency transactions	(890,278)	19,611,296
Net change in unrealized appreciation/depreciation on investments, deferred non-U.S. taxes and foreign currency translations	(31,787,188)	4,176,840
Net increase (decrease) in net assets resulting from operations	(33,189,073)	22,972,971

Distributions to Shareholders:
Distributions:
Class A	(17,170,692)	(479,075)
Class I	(720,947)	(7,712)
Total	(17,891,639)	(486,787)

Capital Transactions:
Net proceeds from shares sold:
Class A	14,106,201	22,184,085
Class I	4,129,747	3,874,072
Reinvestment of distributions:
Class A	11,113,870	296,636
Class I	720,947	7,479
Cost of shares redeemed:
Class A1	(21,532,817)	(12,745,977)
Class I2	(1,492,217)	(1,003,495)
Net increase (decrease) in net assets from capital transactions	7,045,731	12,612,800

Total increase (decrease) in net assets	(44,034,981)	35,098,984

Net Assets:
Beginning of period	109,361,136	74,262,152
End of period	$65,326,155	$109,361,136
Capital Share Transactions:
Shares sold:
Class A	1,318,178	1,482,373
Class I	386,425	242,534
Shares reinvested:
Class A	868,950	21,732
Class I	54,783	536
Shares redeemed:
Class A	(1,739,509)	(832,322)
Class I	(123,619)	(63,534)
Net increase (decrease) in capital share transactions	765,208	851,319

[1]	Net of redemption fees of $2,297 and $8,690, respectively.
[2]	Net of redemption fees of $0 and $272, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(553,639)	$3,786,122
Net realized gain (loss) investments, purchased options contracts and foreign currency transactions	4,016,533	(1,899,339)
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts and foreign currency translations	(68,003,729)	(28,440,410)
Net increase (decrease) in net assets resulting from operations	(64,540,835)	(26,553,627)

Distributions to Shareholders:
Distributions:
Class A	(4,854,161)	(19,802,847)
Class I	(434,084)	(2,008,796)
Total	(5,288,245)	(21,811,643)

Capital Transactions:
Net proceeds from shares sold:
Class A	34,229,221	48,906,730
Class I	10,345,086	9,069,975
Reinvestment of distributions:
Class A	3,599,307	14,469,100
Class I	414,456	2,005,975
Cost of shares redeemed:
Class A1	(30,854,978)	(48,836,422)
Class I2	(5,825,810)	(17,163,760)
Net increase (decrease) in net assets from capital transactions	11,907,282	8,451,598

Total increase (decrease) in net assets	(57,921,798)	(39,913,672)
Net Assets:
Beginning of period	219,944,590	259,858,262
End of period	$162,022,792	$219,944,590
Capital Share Transactions:
Shares sold:
Class A	3,449,804	3,896,349
Class I	1,042,148	746,956
Shares reinvested:
Class A	363,934	1,092,832
Class I	41,738	150,825
Shares redeemed:
Class A	(3,114,598)	(3,986,387)
Class I	(600,340)	(1,345,399)
Net increase (decrease) in capital share transactions	1,182,686	555,176

[1]	Net of redemption fees of $9,643 and $20,845, respectively.
[2]	Net of redemption fees of $486 and $1,496, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.31	$7.96	$7.30	$6.77	$7.65
Income from Investment Operations:
Net investment income (loss) [1]	0.19	0.12	0.09	0.10	0.12
Net realized and unrealized gain (loss)	(0.81)	1.36	0.65	0.52	(0.88)
Total from investment operations	(0.62)	1.48	0.74	0.62	(0.76)

Less Distributions:
From net investment income	(0.15)	(0.13)	(0.08)	(0.09)	(0.12)
Total distributions	(0.15)	(0.13)	(0.08)	(0.09)	(0.12)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$8.54	$9.31	$7.96	$7.30	$6.77

Total return[3]	(6.77)%	18.64%	10.26%	9.20%	(10.00)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100,628	$103,354	$79,591	$57,383	$53,781

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.71%	1.71%	1.81%	1.87%	1.89%
After fees waived and expenses absorbed/recovered	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.08%	1.33%	1.04%	1.27%	1.47%
After fees waived and expenses absorbed/recovered	2.04%	1.29%	1.10%	1.39%	1.61%

Portfolio turnover rate	21%	10%	13%	15%	23%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.33	$7.98	$7.31	$6.78	$7.66
Income from Investment Operations:
Net investment income (loss) 1	0.21	0.14	0.11	0.12	0.14
Net realized and unrealized gain (loss)	(0.80)	1.37	0.65	0.52	(0.88)
Total from investment operations	(0.59)	1.51	0.76	0.64	(0.74)

Less Distributions:
From net investment income	(0.17)	(0.16)	(0.10)	(0.11)	(0.14)
Total distributions	(0.17)	(0.16)	(0.10)	(0.11)	(0.14)

Redemption fee proceeds[1]	- [2]	- [2]	0.01	-	- [2]
Net asset value, end of period	$8.57	$9.33	$7.98	$7.31	$6.78

Total return[3]	(6.38)%	18.89%	10.66%	9.46%	(9.75)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,630	$7,016	$1,717	$680	$365

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.46%	1.46%	1.56%	1.62%	1.64%
After fees waived and expenses absorbed/recovered	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.33%	1.58%	1.29%	1.52%	1.72%
After fees waived and expenses absorbed/recovered	2.29%	1.54%	1.35%	1.64%	1.86%

Portfolio turnover rate	21%	10%	13%	15%	23%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.78	$8.72	$8.48	$8.11	$8.43
Income from Investment Operations:
Net investment income (loss) [1]	0.25	0.26	0.24	0.30	0.24
Net realized and unrealized gain (loss)	(1.32)	(0.10)	-	0.19	(0.56)
Total from investment operations	(1.07)	0.16	0.24	0.49	(0.32)

Less Distributions:
From net investment income	-	(0.10)	-	(0.12)	-
Total distributions	-	(0.10)	-	(0.12)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$7.71	$8.78	$8.72	$8.48	$8.11

Total return[3]	(12.19)%	1.79%	2.83%	6.07%	(3.80)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,149	$45,159	$44,167	$38,621	$37,254

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.48%	1.45%	1.46%	1.51%	1.51%
After fees waived and expenses absorbed	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.63%	2.58%	2.49%	3.22%	2.52%
After fees waived and expenses absorbed	2.96%	2.88%	2.80%	3.58%	2.88%

Portfolio turnover rate	27%	20%	16%	26%	20%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.91	$8.84	$8.58	$8.19	$8.49
Income from Investment Operations:
Net investment income (loss) [1]	0.27	0.28	0.26	0.33	0.27
Net realized and unrealized gain (loss)	(1.34)	(0.09)	-	0.18	(0.57)
Total from investment operations	(1.07)	0.19	0.26	0.51	(0.30)

Less Distributions:
From net investment income	-	(0.12)	-	(0.12)	-
Total distributions	-	(0.12)	-	(0.12)	-

Redemption fee proceeds[1]	-	- [2]	- [2]	-	-
Net asset value, end of period	$7.84	$8.91	$8.84	$8.58	$8.19

Total return[3]	(12.01)%	2.11%	3.03%	6.30%	(3.53)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,281	$4,219	$4,072	$1,532	$372

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.23%	1.20%	1.21%	1.26%	1.26%
After fees waived and expenses absorbed	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.88%	2.83%	2.74%	3.47%	2.77%
After fees waived and expenses absorbed	3.21%	3.13%	3.05%	3.83%	3.13%

Portfolio turnover rate	27%	20%	16%	26%	20%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.09	$7.62	$7.81	$7.47	$8.30
Income from Investment Operations:
Net investment income (loss) [1]	0.32	0.19	0.14	0.19	0.21
Net realized and unrealized gain (loss)	(0.77)	1.47	(0.19)	0.34	(0.83)
Total from investment operations	(0.45)	1.66	(0.05)	0.53	(0.62)

Less Distributions:
From net investment income	(0.22)	(0.19)	(0.14)	(0.19)	(0.21)
Total distributions	(0.22)	(0.19)	(0.14)	(0.19)	(0.21)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$8.42	$9.09	$7.62	$7.81	$7.47

Total return[3]	(5.04)%	21.81%	(0.62)%	7.10%	(7.54)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$90,132	$90,342	$64,846	$53,452	$53,161

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%	1.52%	1.65%	1.65%	1.66%
After fees waived and expenses absorbed/recovered	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.54%	2.07%	1.68%	2.26%	2.48%
After fees waived and expenses absorbed/recovered	3.53%	2.09%	1.83%	2.41%	2.64%

Portfolio turnover rate	24%	6%	18%	15%	15%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.10	$7.63	$7.81	$7.48	$8.30
Income from Investment Operations:
Net investment income (loss) [1]	0.34	0.21	0.16	0.20	0.23
Net realized and unrealized gain (loss)	(0.77)	1.47	(0.19)	0.34	(0.82)
Total from investment operations	(0.43)	1.68	(0.03)	0.54	(0.59)

Less Distributions:
From net investment income	(0.24)	(0.21)	(0.16)	(0.21)	(0.23)
Total distributions	(0.24)	(0.21)	(0.16)	(0.21)	(0.23)

Redemption fee proceeds[1]	-	-	0.01	-	-
Net asset value, end of period	$8.43	$9.10	$7.63	$7.81	$7.48

Total return[2]	(4.79)%	22.07%	(0.23)%	7.22%	(7.17)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,502	$4,284	$1,817	$1,108	$686

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.24%	1.27%	1.40%	1.40%	1.41%
After fees waived and expenses absorbed/recovered	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.79%	2.32%	1.93%	2.51%	2.73%
After fees waived and expenses absorbed/recovered	3.78%	2.34%	2.08%	2.66%	2.89%

Portfolio turnover rate	24%	6%	18%	15%	15%

[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.69	$12.15	$10.97	$10.72	$13.62
Income from Investment Operations:
Net investment income (loss) [1]	(0.07)	(0.12)	(0.09)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(4.40)	3.74	1.29[2]	1.38	(2.28)
Net increase from payments by affiliates (Note 3)	-	-	-[2,3]	-	-[3]
Total from investment operations	(4.47)	3.62	1.20	1.35	(2.31)

Less Distributions:
From net realized gain	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)
Total distributions	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$8.43	$15.69	$12.15	$10.97	$10.72

Total return[4]	(34.57)%	29.87%	10.91%	13.90%	(17.93)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,155	$104,913	$73,055	$57,051	$54,686

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.01%	1.81%	2.00%	2.07%	2.05%
After fees waived and expenses absorbed	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.91)%	(0.85)%	(1.03)%	(0.62)%	(0.56)%
After fees waived and expenses absorbed	(0.65)%	(0.79)%	(0.78)%	(0.30)%	(0.26)%

Portfolio turnover rate	31%	47%	49%	45%	43%

[1]	Calculated based on average shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.07	$12.41	$11.18	$10.88	$13.78
Income from Investment Operations:
Net investment income (loss) [1]	(0.04)	(0.09)	(0.06)	(0.01)	- [2]
Net realized and unrealized gain (loss)	(4.54)	3.83	1.31 [3]	1.41	(2.31)
Net increase from payments by affiliates (Note 3)	-	-	- [2,3]	-	- [2]
Total from investment operations	(4.58)	3.74	1.25	1.40	(2.31)

Less Distributions:
From net realized gain	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)
Total distributions	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)

Redemption fee proceeds[1]	-	-	-	-	-
Net asset value, end of period	$8.70	$16.07	$12.41	$11.18	$10.88

Total return[4]	(34.40)%	30.21%	11.15%	14.19%	(17.71)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,172	$4,448	$1,207	$999	$590

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.76%	1.56%	1.75%	1.82%	1.80%
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.66)%	(0.60)%	(0.78)%	(0.37)%	(0.31)%
After fees waived and expenses absorbed	(0.40)%	(0.54)%	(0.53)%	(0.05)%	(0.01)%

Portfolio turnover rate	31%	47%	49%	45%	43%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower/higher had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.12	$13.51	$9.50	$7.40	$8.87
Income from Investment Operations:
Net investment income (loss) [1]	(0.03)	0.19	(0.11)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	(3.10)	(1.43)	4.11[2]	2.16	(1.17)
Total from investment operations	(3.13)	(1.24)	4.00	2.10	(1.24)

Less Distributions:
From net investment income	(0.26)	(1.15)	-	-	(0.23)
Total distributions	(0.26)	(1.15)	-	-	(0.23)

Redemption fee proceeds[1]	- [3]	- [3]	0.01	- [3]	- [3]
Net asset value, end of period	$7.73	$11.12	$13.51	$9.50	$7.40

Total return[4]	(28.63)%	(10.56)%	42.21%	28.38%	(14.37)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$146,737	$203,354	$233,630	$102,004	$66,886

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.40%[5]	1.40%[5]	1.39%[5]	1.52%[5]	1.57%[5]
After fees waived and expenses absorbed/recovered	1.40%[5]	1.40%[5]	1.46%[5]	1.50%[5]	1.50%[5]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.30)%	1.54%	(0.84)%	(0.74)%	(0.91)%
After fees waived and expenses absorbed/recovered	(0.30)%	1.54%	(0.91)%	(0.72)%	(0.84)%

Portfolio turnover rate	13%	10%	9%	18%	21%

[1]	Calculated based on average shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2022. For the prior periods, the ratios would have been lowered by 0.00%, 0.01%, 0.00% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,			For the Period November 20, 2018* through October 31,
	2022	2021	2020	2019
Net asset value, beginning of period	$11.19	$13.59	$9.52	$7.23
Income from Investment Operations:
Net investment income (loss) [1]	- [2]	0.22	(0.08)	(0.04)
Net realized and unrealized gain (loss)	(3.13)	(1.45)	4.15[3]	2.33
Total from investment operations	(3.13)	(1.23)	4.07	2.29

Less Distributions:
From net investment income	(0.29)	(1.17)	-	-
Total distributions	(0.29)	(1.17)	-	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$7.77	$11.19	$13.59	$9.52

Total return[4]	(28.51)%	(10.39)%	42.75%	31.67%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,286	$16,590	$26,228	$7,856

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.15%[6]	1.15%[6]	1.14%[6]	1.27%[6,7]
After fees waived and expenses absorbed/recovered	1.15%[6]	1.15%[6]	1.21%[6]	1.25%[6,7]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.05)%	1.79%	(0.59)%	(0.53)%[7]
After fees waived and expenses absorbed/recovered	(0.05)%	1.79%	(0.66)%	(0.51)%[7]

Portfolio turnover rate	13%	10%	9%	18%[5]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2022. For the prior period, the ratios would have been lowered by 0.00%, 0.01% and 0.00%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2022

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Fund (the “Emerging Markets Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  The Funds may be subject to foreign taxation related to capital gains on sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2022 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund will make distributions of net investment income, per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options
The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(i) Warrants and Rights
The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(j) Illiquid Securities
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2023, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses Class A Shares††	Total Limit on Annual Operating Expenses Class I Shares††
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†	The investment advisory fees are calculated daily based on each Fund’s average daily net assets.
††	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Prior to September 1, 2022, the Emerging Markets Fund was sub-advised by Champlain Investment Partners, LLC (the “Sub-advisor”). Pursuant to the sub-advisory agreement, the Advisor paid a portion of the annual advisory fee of 1.08% of average net assets of the Fund to the Sub-advisor.

For the year ended October 31, 2022, the Advisor waived fees as follows:

Advisory fees
International Bond Fund	$157,703
Emerging Markets Fund	202,911

For the year ended October 31, 2022, the Advisor recovered $49,806 and $14,473 of previously waived advisory fees and/or other expenses absorbed from the International Value Fund and International Dividend Income Fund, respectively.

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2022, the amount of these potentially recoverable expenses was $38,576, $444,320, $105,751 and $423,919 for the International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Fund, respectively. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund
2023	$38,576	$134,324	$92,290	$156,512
2024	-	152,293	13,461	64,496
2025	-	157,703	-	202,911
Total	$38,576	$444,320	$105,751	$423,919

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2022 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended October 31, 2022, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2022 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At October 31, 2022, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund

Cost of investments	$114,412,253	$52,562,328	$115,075,436	$81,285,530	$186,975,830

Gross unrealized appreciation	$14,273,119	$308,121	$8,364,529	$9,006,476	$21,071,180
Gross unrealized depreciation	(17,343,626)	(9,349,599)	(18,457,526)	(24,610,870)	(45,635,942)
Net unrealized appreciation (depreciation) on investments	$(3,070,507)	$(9,041,478)	$(10,092,997)	$(15,604,394)	$(24,564,762)

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2022, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) income(loss) as follows:

Increase (Decrease)
Funds	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
International Value Fund	$(32,290)	$32,290
International Bond Fund	(283,700)	283,700
International Dividend Income Fund	(27,870)	27,870
Emerging Markets Fund	(39,873)	39,873
Gold Fund	(296,664)	296,664

As of October 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund
Undistributed ordinary income	$-	$-	$-	$-	$-
Undistributed long-term gains	-	-	-	-	-
Tax accumulated earnings	-	-	-	-	-

Accumulated capital and other losses	$(9,216,218)	$(2,548,999)	$(4,072,434)	$(2,996,441)	$(26,036,826)
Unrealized appreciation (depreciation) on investments	(3,070,507)	(9,041,478)	(10,092,997)	(15,604,394)	(24,564,762)
Unrealized appreciation (depreciation) on foreign currency translations	(36,505)	(9,507)	(35,017)	(435,687)	(5,660)
Unrealized deferred non-U.S. taxes	-	-	-	(229)	-
Unrealized deferred compensation	(7,199)	(6,911)	(7,154)	(8,383)	(8,080)
Total accumulated deficit	$(12,330,429)	$(11,606,895)	$(14,207,602)	$(19,045,134)	$(50,615,328)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

The tax character of distributions paid during the fiscal years ended October 31, 2022 and 2021 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2022	2021	2022	2021	2022	2021
Distributions paid from:
Ordinary Income	$1,915,969	$1,517,083	$-	$572,672	$2,672,975	$1,853,518
Net long-term capital gains	-	-	-	-	-	-
Total taxable distributions	1,915,969	1,517,083	-	572,672	2,672,975	1,853,518
Return of Capital	-	-	-	-	-	-
Total distributions paid	$1,915,969	$1,517,083	$-	$572,672	$2,672,975	$1,853,518

	Emerging Markets Fund		Gold Fund
	2022	2021	2022	2021
Distributions paid from:
Ordinary Income	$972,452	$-	$5,288,245	$21,811,643
Net long-term capital gains	16,919,187	486,787	-	-
Total taxable distributions	17,891,639	486,787	5,288,245	21,811,643
Return of Capital	-	-	-	-
Total distributions paid	$17,891,639	$486,787	$5,288,245	$21,811,643

At October 31, 2022, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$1,864,926	$7,351,292	$9,216,218
International Bond Fund	107,303	851,569	958,872
International Dividend Income Fund	1,043,791	3,028,643	4,072,434
Emerging Markets Fund*	2,043,811	952,630	2,996,441
Gold Fund	3,893,896	13,131,423	17,025,319

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2022, the International Value Income Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund, and Gold Fund utilized $6,612,289, $0, $4,706,988, $0 and $3,313,766 of their capital loss carryovers, respectively.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

As of October 31, 2022, the International Bond Fund and Gold Fund had qualified Late-Year Losses of $1,590,127 and $9,011,507 which are deferred until fiscal year 2023 for tax purposes, respectively.  Net late-year losses that are deferred, are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the years ended October 31, 2022 and 2021, redemption fees were as follows:

	2022	2021
International Value Fund	$7,145	$4,166
International Bond Fund	1,154	2,370
International Dividend Income Fund	14,653	5,679
Emerging Markets Fund	2,297	8,962
Gold Fund	10,129	22,341

Note 6 – Investment Transactions
For the year ended October 31, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$28,573,251	$21,430,436
International Bond Fund	14,110,522	11,675,645
International Dividend Income Fund	29,246,560	21,958,600
Emerging Markets Fund	23,371,797	38,297,473
Gold Fund	31,904,826	25,620,691

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2022, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the year ended October 31, 2022, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2022, in valuing the Funds’ assets carried at fair value:

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

International Value Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$19,767,827	$-	$-	$19,767,827
Communications	9,103,046	-	-	9,103,046
Consumer, Cyclical	8,848,602	-	-	8,848,602
Consumer, Non-cyclical	38,496,615	-	-	38,496,615
Energy	11,738,106	-	-	11,738,106
Financial	5,963,741	-	-	5,963,741
Industrial	3,684,485	-	-	3,684,485
Short-Term Investments	13,739,324	-	-	13,739,324
Total Investments	$111,341,746	$-	$-	$111,341,746

International Bond Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$825	$-	$-	$825
Fixed Income Securities
Basic Materials	-	2,703,655	-	2,703,655
Communications	-	3,067,791	-	3,067,791
Consumer, Cyclical	-	656,631	-	656,631
Energy	-	3,512,159	-	3,512,159
Financial	-	2,479,564	-	2,479,564
Government	-	27,369,647	-	27,369,647
Industrial	-	274,720	-	274,720
Short-Term Investments	3,455,858	-	-	3,455,858
Total Investments	$3,456,683	$40,064,167	$-	$43,520,850

International Dividend Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$15,285,378	$-	$-	$15,285,378
Communications	10,567,117	-	-	10,567,117
Consumer, Cyclical	868,663	-	-	868,663
Consumer, Non-cyclical	24,238,365	-	-	24,238,365
Energy	14,133,380	-	-	14,133,380
Financial	8,841,639	-	-	8,841,639
Industrial	1,141,615	-	-	1,141,615
Technology	675,650	-	-	675,650
Utilities	10,948,001	-	-	10,948,001
Short-Term Investments	18,282,631	-	-	18,282,631
Total Investments	$104,982,439	$-	$-	$104,982,439

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$5,332,809	$0	$5,332,809
Communications	1,922,044	2,472,047	-	4,394,091
Consumer, Cyclical	2,331,453	5,717,426	-	8,048,879
Consumer, Non-cyclical	816,908	5,563,494	-	6,380,402
Financial	2,207,408	5,518,967	-	7,726,375
Industrial	-	16,051,869	-	16,051,869
Technology	3,618,299	5,025,479	-	8,643,778
Short-Term Investments	9,102,933	-	-	9,102,933
Total Investments	$19,999,045	$45,682,091	$0	$65,681,136

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Diversified Exploration and Mining	$-	$-	$1,761,597	$1,761,597
Gold and Precious Metals	1,347,361	-	-	1,347,361
Gold Exploration	4,641,627	-	623,606	5,265,233
Gold Mining	58,486,562	-	60,800	58,547,362
Precious Metals Developmental	5,208,928	-	-	5,208,928
Precious Metals Exploration	4,476,414	-	1,781,048	6,257,462
Royalty Companies	64,340,625	-	1,277,790	65,618,415
Silver: Exploration and Mining	17,484,954	-	-	17,484,954
Purchased Options Contracts
Call Options	47,042	-	-	47,042
Warrants
Precious Metals Exploration	-	-	-	-
Royalty Companies	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Short-Term Investments	872,714	-	-	872,714
Total Investments	$156,906,227	$-	$5,504,841	$162,411,068

*	The Fund did not hold any Level 2 securities at period end.

**	The Fund did not hold any Level 3 securities at period end.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund – Fixed Income Securities	Emerging Markets Fund – Common Stocks
Beginning balance October 31, 2021	$-	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	-	-
Net purchases	-	-
Net sales	-	-
Balance as of October 31, 2022	$-	$-

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2021	$5,487,791	$273,534
Transfers into Level 3 during the period	495,500	-
Transfers out of Level 3 during the period	(3,140,005)	-
Total realized gain/(loss)	(889)	-
Total unrealized appreciation/(depreciation)	(2,588,973)	(296,541)
Net purchases	5,272,528	23,007
Net sales	(21,111)	-
Balance as of October 31, 2022	$5,504,841	$-

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2022:

	Fair Value October 31, 2022	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
Emerging Markets Fund - Common Stock	$-	Asset Approach	Estimated Recovery Proceeds	$ 0.00	n/a	Increase
Gold Fund - Warrants	$-	Market Approach	Intrinsic Value	$0.00 - $0.00	N/A	Increase
Gold Fund - Common Stocks	$3,682,444	Market Approach	Market Value Comparable Security	$0.29 - $1.75	$ 0.44	Increase
Gold Fund - Common Stocks	$1,761,597	Market Approach	Purchase Price	$ 2.20	N/A	Increase
Gold Fund - Common Stocks	$60,800	Market Approach	Market Value Comparable Security with Liquidity Discount	$ 12.16	N/A	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Gold Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund’s financial position, performance and cash flows. The Gold Fund invested in warrants during the year ended October 31, 2022. The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2022 by risk category are as follows:

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value Warrants, at value	$47,402

Total		$47,402

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2022 are as follows:

	Gold Fund
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Purchased Options Contracts
Equity contracts	$-	$107,155
Total	$-	$107,155

	Gold Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Purchased Options Contracts
Equity contracts	$(296,541)	$(130,934)
Total	$(296,541)	$(130,934)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2022 are as follows:

Derivatives not designated as hedging instruments	Gold Fund
Equity contracts	Warrants	Average market value	$118,479
	Purchased Option Contracts	Average notional value	$596,400

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

Note 12 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2022 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases		Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Gold Fund
Elemental Altus Royalties Corp.	$5,649,577	$1,732,712	(1)	$(60,471)	$(11,031)	$-	$(1,108,273)	$6,202,514	$-
Midland Exploration, Inc.	2,681,270	13,249		-	-	-	(1,164,394)	1,530,125	-
Mundoro Capital, Inc.	977,474	17,402		(1,502)	473	-	(157,634)	836,213	-

Total	$9,308,321

Magna Gold Corp. (2)	3,815,652	-		(48,309)	30,278	(2,513,578)	(707,847)	576,196	-

Total					$19,720		$(3,138,148)	$9,145,048	$-

*	Net of foreign withholding taxes.

(1)	Includes a transfer of cost of $653,284 and a transfer of 658,211 shares related to Elemental Royalties Corp. merger of Altus Strategies plc.

(2)	Not an affiliate at the beginning of the period.

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
Elemental Altus Royalties Corp.	5,103,589	1,558,211(1)	(60,000)	-	6,601,800
Midland Exploration, Inc.	5,439,900	46,000	-	-	5,485,900
Mundoro Capital, Inc.	6,203,704	135,500	(10,000)	-	6,329,204

Magna Gold Corp. (2)	5,305,900	-	(72,500)	-	5,233,400

Note 13 – Market Disruption and Geopolitical Risks
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

Note 14 – New Accounting Pronouncement
In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 15 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2022

The Funds declared the payment of a distribution to be paid, on December 9, 2022, to shareholders of record on December 8, 2022 as follows:

		Long Term Capital Gain		Short Term Capital Gain		Income
International Value Fund	Class A Shares	$	None	$	None	$0.03752
International Value Fund	Class I Shares		None		None	0.04312
International Bond Fund	Class A Shares		None		None	None
International Bond Fund	Class I Shares		None		None	None
International Dividend Income Fund	Class A Shares		None		None	0.05347
International Dividend Income Fund	Class I Shares		None		None	0.05897
Emerging Markets Fund	Class A Shares		None		None	0.04540
Emerging Markets Fund	Class I Shares		None		None	0.06980
Gold Fund	Class A Shares		None		None	None
Gold Fund	Class I Shares		None		None	None

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Euro Pacific Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, EP Emerging Markets Fund (formerly, EP Emerging Markets Small Companies Fund) and EuroPac Gold Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2022

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, designates income dividends of 100%, 0%, 100%, 0% and 0%, respectively, as qualified dividend income paid during the fiscal year ended October 31, 2022.

Corporate Dividends Received Deduction

For the fiscal year ended October 31, 2022, 14.82%, 0%, 9.30%, 0% and 0% of the dividends paid from net income qualifies for the dividends received deduction available to corporate shareholders of the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, respectively.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the International Value Fund and the International Dividend Income Fund designates $2,262,605 and $2,976,460 of income derived from foreign sources and $380,151 and $332,238, respectively, of foreign taxes paid for the fiscal year ended October 31, 2022.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the fiscal year ended October 31, 2022, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
International Value Fund	$0.1707	$0.0287
International Dividend Income Fund	$0.2394	$0.0267

Long-term Capital Gain
The Emerging Markets Fund designates $16,919,187 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 558-5851. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	5	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	5	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	5	None.
James E. Ross [a] (born 1965) Trustee	Since December 2022	Non-Executive Chairman and Director, Fusion Acquisition Corp. II, a special purpose acquisition company (March 2021 – present); Non-Executive Chairman and Director, Fusion Acquisition Corp., a special purpose acquisition company (June 2020 – September 2021); Executive Vice President, State Street Global Advisors, a global asset management firm (2012 – March 2020); Chairman and Director, SSGA Funds Management, Inc., a registered investment advisor (2005 – March 2020); Chief Executive Officer, Manager and Director, SSGA Funds Distributor, LLC, a broker-dealer (2017 – March 2020).	5	SPDR Series Trust, a registered investment company (includes 125 portfolios); Select Sector SPDR Trust, a registered investment company (includes 11 portfolios); Fusion Acquisition Corp II.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Interested Trustees:
John P. Zader a * (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Funds (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	5	Investment Managers Series Trust II, a registered investment company (includes 63 portfolios).
Maureen Quill a , ** (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; President, UMB Distribution Services (March 2013 – December 2020); Vice President, Investment Managers Series Trust (December 2013 – June 2014).	5	None.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present).

			N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).

			N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Officers of the Trust:
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); and Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.

b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.

d	The Trust is comprised of 54 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the series managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.

*	Mr. Zader is an “interested person” of the Trust by virtue of the employment of a member of his immediate family with an investment advisor to certain series of the Trust.

**	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Euro Pacific Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/22	10/31/22	5/1/22 – 10/31/22
Class A	$1,000.00	$874.80	$8.27
Class I	1,000.00	877.40	7.10
Hypothetical (5% annual return before expenses)	5/1/22	10/31/22	5/1/22 – 10/31/22
Class A	1,000.00	1,016.38	8.89
Class I	1,000.00	1,017.64	7.63

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six-month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2022 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/22	10/31/22	5/1/22 – 10/31/22
Class A	$1,000.00	$936.80	$5.61
Class I	1,000.00	937.80	4.39
Hypothetical (5% annual return before expenses)	5/1/22	10/31/22	5/1/22 – 10/31/22
Class A	1,000.00	1,019.41	5.85
Class I	1,000.00	1,020.67	4.58

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/22	10/31/22	5/1/22 – 10/31/22
Class A	$1,000.00	$901.70	$7.19
Class I	1,000.00	903.00	6.00
Hypothetical (5% annual return before expenses)	5/1/22	10/31/22	5/1/22 – 10/31/22
Class A	1,000.00	1,017.64	7.63
Class I	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/22	10/31/22	5/1/22 – 10/31/22
Class A	$1,000.00	$843.00	$8.13
Class I	1,000.00	844.70	6.97
Hypothetical (5% annual return before expenses)	5/1/22	10/31/22	5/1/22 – 10/31/22
Class A	1,000.00	1,016.39	8.89
Class I	1,000.00	1,017.65	7.63

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2022 (Unaudited)

EuroPac Gold Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/22	10/31/22	5/1/22 – 10/31/22
Class A	$1,000.00	$698.30	$6.03
Class I	1,000.00	698.70	4.95
Hypothetical (5% annual return before expenses)	5/1/22	10/31/22	5/1/22 – 10/31/22
Class A	1,000.00	1,018.11	7.16
Class I	1,000.00	1,019.38	5.89

*	Expenses are equal to the Fund’s annualized expense ratios of 1.41% and 1.16% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

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Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Fund – Class A	EPASX	461 418 550
EP Emerging Markets Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac Gold Fund – Class I	EPGIX	461 41Q 196

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-558-5851.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2022	FYE 10/31/2021
Audit Fees	$72,000	$63,500
Audit-Related Fees	N/A	N/A
Tax Fees	$14,000	$14,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/9/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/9/2023